Loan Receivable, Net (Details 2) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	$ 205,814,720	$ 221,508,266
Guarantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	65,392,359	65,312,461
Pledged assets backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	134,658,395	150,440,890
Collateral backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	5,763,966	5,754,915
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	112,748,858	112,594,344
Personal loans [Member] | Guarantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	36,169,918	36,135,657
Personal loans [Member] | Pledged assets backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	74,892,565	74,774,960
Personal loans [Member] | Collateral backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	1,686,375	1,683,727
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	93,065,862	108,913,922
Business loans [Member] | Guarantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	29,222,441	29,176,804
Business loans [Member] | Pledged assets backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	59,765,830	75,665,930
Business loans [Member] | Collateral backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	$ 4,077,591	$ 4,071,188